Income Tax - Summary of Reconciliation of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning of period	¥ 7,470	¥ 3,796
Acquisition from business combinations	0	(935)
Credited/ (charged) to profit or loss	(1,151)	4,609
Ending of period	6,319	7,470
Leases
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning of period	95	8
Acquisition from business combinations	0	77
Credited/ (charged) to profit or loss	61	10
Ending of period	156	95
Expected Credit Losses on Debt Financial Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning of period	6,382	2,386
Acquisition from business combinations	0	55
Credited/ (charged) to profit or loss	(1,314)	3,941
Ending of period	5,068	6,382
Trade Payables, Accrual and Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning of period	2,440	1,402
Acquisition from business combinations	0
Credited/ (charged) to profit or loss	72	1,038
Ending of period	2,512	2,440
Tax losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Acquisition from business combinations		405
Credited/ (charged) to profit or loss		(405)
Fair Value Adjustment Arising from Business Combinations
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning of period	(1,447)
Acquisition from business combinations	0	(1,472)
Credited/ (charged) to profit or loss	30	25
Ending of period	¥ (1,417)	¥ (1,447)